SUBSEQUENT EVENTS (Details) - Events After Reporting Period [Member]	Apr. 13, 2026 shares	Mar. 30, 2026 USD ($)	Mar. 19, 2026	Mar. 18, 2026 shares	Mar. 18, 2026 USD ($) $ / shares shares	Mar. 11, 2026 USD ($) shares	Mar. 04, 2026 USD ($)	Feb. 27, 2026 USD ($)	Jan. 28, 2026 USD ($)	Jan. 27, 2026 USD ($) $ / shares	Jan. 19, 2026 shares	Jan. 12, 2026	Jan. 07, 2026	Jan. 02, 2026	Mar. 31, 2026 shares
SUBSEQUENT EVENTS (Details) [Line Items]
Secured promissory note and share pledge stated principal amount									$ 1,100,000
Secured promissory note and share pledge purchase price									1,000,000
Secured promissory note and share pledge original issue discount									80,000
Secured promissory note and share pledge origination fee									$ 20,000
Percentage of note bears interest per annum								10.00%	10.00%
Number of tranches								2
Aggregate principal amount								$ 11,880,000
Percentage of original issue discount convertible promissory notes								8.00%
Gross proceeds								$ 11,000,000
Term of notes								24 months
Term of warrants exercisable								5 years
Net proceeds								$ 4,105,000
Number of warrants exercised relating to underlying shares (in Shares) | shares				25,080,000
Aggregate offering price								$ 20,000,000
Percentage of gross proceeds from any shares sold under sales agreement								3.75%
Raised aggregate net proceeds under the ATM program		$ 3,290,000
Description of reverse stock split			On March 19, 2026, the Company announced that its Board of Directors approved a 50-for-1 reverse stock split of the Company’s Class A ordinary shares. The Company’s Class A ordinary shares began trading on a split-adjusted basis on March 23, 2026 under the ticker symbol “YYGH,” and the Company’s Class A ordinary shares were assigned a new CUSIP number (G9888Q111).Upon effectiveness of the reverse stock split, every fifty (50) issued and outstanding Class A ordinary shares were combined into one (1) issued and outstanding Class A ordinary share, with no change to the no-par value per share. The reverse stock split reduced the number of outstanding Class A ordinary shares from approximately 213.4 million to approximately 4.3 million. No fractional shares were issued in connection with the reverse stock split, and shareholders who would otherwise have been entitled to receive a fractional share received one full share. The reverse stock split was primarily intended to bring the Company into compliance with the $1.00 minimum bid price requirement for maintaining its Nasdaq listing.
YY Group US Inc [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Description of initial shareholding													On January 7, 2026, YY Group US Inc was incorporated in the State of Delaware as a private company limited by shares. The organizational meeting (and confirmation that the Articles of Incorporation were filed/issued on the same date) was held on January 7, 2026. YY Group Holding Limited holds 100% of the shares in YY Group US Inc. The initial director is Yilei Yu, who also serves as President/CEO, CFO and Secretary. YY Group US Inc functions as the U.S. holding entity, holding 95% of YY Circle CA Inc and 95% of YY Circle NYC Inc, with the remaining 5% in each held by Yilei Yu.
YY Circle CA Inc [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Description of initial shareholding														On January 2, 2026, YY Circle CA Inc was incorporated in the State of California as a CA General Stock Corporation.Following incorporation, the organisational meeting confirmed the initial shareholding as YY Group US Inc (95%) and Yilei Yu (5%), and appointed Yilei Yu as the sole initial director and as President/CEO, CFO (deemed Treasurer), and Secretary.
YY Circle NYC Inc [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Description of initial shareholding												On January 12, 2026, New York State Department of State accepted the filing of the Certificate of Incorporation for YY Circle NYC Inc. Following incorporation, the organizational meeting confirmed the initial shareholding as YY Group US Inc (95%) and Yilei Yu (5%), and appointed Yilei Yu as the sole initial director and as CEO.
Ault Lending, LLC [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate amount							$ 1,109,945.21
Ault & Company, Inc. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Purchase shares (in Shares) | shares					250,000
Purchase Price (in Dollars per share) | $ / shares					$ 1,000
Maximum aggregate investment amount					$ 250,000,000
Initial tranche closing date years					2 years
Initial tranche proceeds amount					$ 1,000,000
Convertible Note Member
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate principal amount of convertible notes						$ 375,000
convertible debt accrued interest						$ 760
Class A Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Transfer shares from treasury shares (in Shares) | shares											800,000
Warrants repurchase price per share (in Dollars per share) | $ / shares										$ 0.06
Warrants aggregate purchase price										$ 857,143
Number of shares converted into ordinary shares (in Shares) | shares						76,347
Number of ordinary shares on cashless exercise basis (in Shares) | shares	44,022			624,829
Number of shares issued related to debt (in Shares) | shares															701,176
Warrant shares exercised on cashless basis (in Shares) | shares	50,000
Class A and Class B ordinary shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Percentage of pledged shares									100.00%
Reverse Share Split 50 For 1 [Member] | Class A Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares converted into ordinary shares (in Shares) | shares						3,817,336
Number of ordinary shares on cashless exercise basis (in Shares) | shares				31,241,443
Number of shares issued related to debt (in Shares) | shares															35,058,779